Ameritas Life Insurance Corp.

("Ameritas Life")

Carillon Account and Carillon Life Account

Supplement to:

Excel Accumulator

Prospectus Dated May 1, 2008

Advantage VA III

Prospectus Dated May 1, 2012

Supplement Dated May 1, 2023

Subaccount underlying portfolios available as variable investment options for your Policy are:

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Long-term capital appreciation.	Alger Capital Appreciation Portfolio, Class I-2, Fred Alger Management, LLC
Long-term capital appreciation.	Alger Mid Cap Growth Portfolio, Class I-2, Fred Alger Management, LLC
Capital growth by investing in common stocks. Income is a secondary objective.	American Century VP Disciplined Core Value Fund, Class I, American Century Investment Management, Inc.
Capital growth.	American Century VP International Fund, Class I, American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund, Class I, American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	American Century VP Value Fund, Class I, American Century Investment Management, Inc.
Investing to correspond with the returns of the MSCI EAFE Index.	Calvert VP EAFE International Index Portfolio, Class I, Calvert Research and Management
Investing to correspond with the returns of the Bloomberg Barclays U.S. Aggregate Bond Index.	Calvert VP Investment Grade Bond Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the NASDAQ 100 Index.	Calvert VP Nasdaq 100 Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the Russell 2000 Index.	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P 500 Index. [2]	Calvert VP S&P 500 Index Portfolio, Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P MidCap 400 Index. [2]	Calvert VP S&P MidCap 400 Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Total return.	Calvert VP SRI Balanced Portfolio, Class I, Calvert Research and Management
Income and growth.	Calvert VP Volatility Managed Moderate Growth Portfolio, Class F, Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Current income.	Calvert VP Volatility Managed Moderate Portfolio, Class F, Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund, Class 2, Columbia Management Investment Advisers, LLC
Long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund, Class 2, Columbia Management Investment Advisers, LLC
To seek to provide total return through a combination of capital appreciation and current income.	Delaware Ivy VIP Balanced, Class II, Delaware Management Company / Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Long-term growth of capital.	DWS Capital Growth VIP, Class A, DWS Investment Management Americas, Inc.
Maximum current income to the extent consistent with stability of principal.	DWS Government Money Market VIP, Class A [3], DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Growth VIP, Class A, DWS Investment Management Americas, Inc.

IN 2708 5-23

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A, DWS Investment Management Americas, Inc.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio [4,5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM 4,5, Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio [4,5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio [4,5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio [4,5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2, Franklin Advisers, Inc.
Seeks long-term capital growth.	FTVIPT Templeton Foreign VIP Fund, Class 2, Templeton Investment Counsel, LLC
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	FTVIPT Templeton Global Bond VIP Fund, Class 2, Franklin Advisers, Inc.
Seeks long-term capital growth.	FTVIPT Templeton Growth VIP Fund, Class 2, Templeton Global Advisors Limited
Seeks capital growth.	Invesco V.I. American Franchise Fund, Series I, Invesco Advisers, Inc.
Long-term capital appreciation.	Invesco V.I. American Value Fund, Series I, Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Capital Appreciation Fund, Series I, Invesco Advisers, Inc.
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund, Series I, Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I, Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Global Fund, Series I, Invesco Advisers, Inc.
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series I, Invesco Advisers, Inc. / Invesco Asset Management Limited
Seeks capital appreciation.	Invesco V.I. Main Street Fund®, Series I, Invesco Advisers, Inc.
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® High Yield Portfolio, Initial Class, Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series, Initial Class, Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class, Massachusetts Financial Services Company
Seeks total return.	MFS® Total Return Series, Initial Class, Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class, Massachusetts Financial Services Company
Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.	Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class I, Morgan Stanley Investment Management Inc.
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I, Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company
Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I, Morgan Stanley Investment Management Inc.
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio, Class II, ALPS Advisors, Inc. / Morningstar Investment Management LLC
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio, Class II, ALPS Advisors, Inc. / Morningstar Investment Management LLC

IN 2708 5-23

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II, ALPS Advisors, Inc. / Morningstar Investment Management LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I, Neuberger Berman Investment Advisers LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class, Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class, Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class, Pacific Investment Management Company LLC
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II, T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio, Third Avenue Management LLC

1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
4	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
5	The "Initial Class" of these portfolios are available for Excel Accumulator and "Service Class 2" portfolios are available for Advantage VA III.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2708 5-23